COMMITMENTS - Arrangements with sponsors (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 156,308
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	79,986
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	60,597
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	15,225
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 500